Consolidated Statements of Shareholders's Equity (Deficit) - USD ($)		Share capital	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive (loss) income	Non-controlling interests	Total
Balance at Jun. 30, 2018		$ 127	$ 57,189,049	$ (83,279,164)	$ 3,282,702		$ (22,807,286)
Balance (in Shares) at Jun. 30, 2018	[1]	1,266,031
Issuance of ordinary shares for professional services		$ 1	122,999				123,000
Issuance of ordinary shares for professional services (in Shares)	[1]	15,000
Issuances of ordinary shares in connection with certain private placements		$ 105	5,499,895				5,500,000
Issuances of ordinary shares in connection with certain private placements (in Shares)	[1]	1,052,500
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost		$ 29	2,365,606				2,365,635
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)	[1]	284,500
Disposition of Elite and its subsidiary			(47,549,581)	47,549,581	(4,087,000)		(4,087,000)
Net income (loss)				27,555,442			27,555,442
Foreign currency translation adjustment					502,076		502,076
Balance at Jun. 30, 2019		$ 262	17,627,968	(8,174,141)	(302,222)		9,151,867
Balance (in Shares) at Jun. 30, 2019	[1]	2,618,032
Issuances of ordinary shares in connection with acquisition of a subsidiary (Note 6)		$ 100	3,399,900			5,675,416	9,075,416
Issuances of ordinary shares in connection with acquisition of a subsidiary (Note 6) (in Shares)	[1]	1,000,000
Issuance of ordinary shares for professional services			4,417				4,417
Issuance of ordinary shares for professional services (in Shares)	[1]	833
Issuances of ordinary shares in connection with a private placement		$ 90	4,540,260				4,540,350
Issuances of ordinary shares in connection with a private placement (in Shares)	[1]	900,000
Net income (loss)				(2,106,600)		(15,827)	(2,122,427)
Foreign currency translation adjustment					(50,427)		(50,427)
Balance at Jun. 30, 2020		$ 452	25,572,545	(10,280,741)	(352,649)	5,659,589	20,599,196
Balance (in Shares) at Jun. 30, 2020	[1]	45,188,648
Issuance of ordinary shares for professional services		$ 86	4,632,621				4,632,707
Issuance of ordinary shares for professional services (in Shares)	[1]	863,335
Issuances of ordinary shares in connection with certain private placements		$ 380	14,126,275				14,126,655
Issuances of ordinary shares in connection with certain private placements (in Shares)	[1]	3,797,488
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost		$ 1,033	34,066,682				34,067,715
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)	[1]	10,325,000
Issuance of ordinary shares in connection with exercise of warrant		$ 18	809,768				809,786
Issuance of ordinary shares in connection with exercise of warrant (in Shares)	[1]	179,942
Issuance of ordinary shares in connection with earn-out payment		$ 70	1,709,930				1,710,000
Issuance of ordinary shares in connection with earn-out payment (in Shares)	[1]	700,000
Net income (loss)				(8,132,886)		89,773	(8,043,113)
Foreign currency translation adjustment					(2,428,836)		(2,428,836)
Balance at Jun. 30, 2021		$ 2,039	$ 80,917,821	$ (18,413,627)	$ (2,781,485)	$ 5,749,362	$ 65,474,110
Balance (in Shares) at Jun. 30, 2021	[1]	20,384,630

[1]	Retrospectively restated for effect of reverse stock split.